Borrowings - Lines of Credit (Details) - Credit Facilities - USD ($) $ in Millions		12 Months Ended
	Jul. 18, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lines of Credit
Borrowings outstanding		$ 0.0
Five-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 10,250.0	$ 10,250.0
Credit facility term	5 years	5 years
Extended maturity period	1 year
Credit agreement maturity date	Jul. 20, 2024
Expenses related to the credit facility		$ 7.4	$ 6.7	$ 6.1
Maximum additional amount of commitments under the credit agreement	$ 1,750.0	$ 1,750.0
364-Day Credit Agreement, 2018
Lines of Credit
Amount of credit facility	$ 2,500.0
Credit facility term	364 days
364-Day Credit Agreement, 2019
Lines of Credit
Amount of credit facility	$ 2,500.0
Credit facility term	364 days
364-Day Credit Agreement
Lines of Credit
Credit facility term	364 days	364 days
Three-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 2,500.0
Credit facility term	3 years	3 years
Extended maturity period	1 year
Credit agreement maturity date	Jul. 20, 2022
364-Day Credit Agreement and Three-Year Credit Agreement
Lines of Credit
Amount of credit facility		$ 5,000.0
Expenses related to the credit facility		$ 2.3	$ 2.1	$ 2.8